UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SIR Capital Management, L.P.

Address:   620 Eighth Avenue
           22nd Floor
           New York, New York 10018


Form 13F File Number: 028-13426


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Fooshee
Title:  Chief Operating Officer
Phone:  (212) 993-7090

Signature,  Place,  and  Date  of  Signing:

/s/ Ben Fooshee                    New York, New York                 5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              66

Form 13F Information Table Value Total:  $      668,414
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANADARKO PETE CORP           COM             032511107   35,072   401,050 SH       SOLE                  401,050      0    0
BARRETT BILL CORP            COM             06846N104    5,755   283,900 SH       SOLE                  283,900      0    0
BERRY PETE CO                CL A            085789105    3,074    66,400 SH       SOLE                   66,400      0    0
BONANZA CREEK ENERGY INC     COM             097793103    5,495   142,100 SH       SOLE                  142,100      0    0
CABOT OIL & GAS CORP         COM             127097103   24,941   368,900 SH       SOLE                  368,900      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105   16,887   259,000 SH       SOLE                  259,000      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    3,683    59,300 SH       SOLE                   59,300      0    0
CIMAREX ENERGY CO            COM             171798101   11,648   154,400 SH       SOLE                  154,400      0    0
CLOUD PEAK ENERGY INC        COM             18911Q102    2,135   113,700 SH       SOLE                  113,700      0    0
COBALT INTL ENERGY INC       COM             19075F106   21,659   768,050 SH       SOLE                  768,050      0    0
CONCHO RES INC               COM             20605P101   13,367   137,200 SH       SOLE                  137,200      0    0
CONSOL ENERGY INC            COM             20854P109    6,178   183,600 SH       SOLE                  183,600      0    0
CONTINENTAL RESOURCES INC    COM             212015101    5,259    60,500 SH       SOLE                   60,500      0    0
DIAMOND OFFSHORE DRILLING IN COM             25271C102    1,996    28,700 SH       SOLE                   28,700      0    0
DTE ENERGY CO                COM             233331107    3,190    46,681 SH       SOLE                   46,681      0    0
DU PONT E I DE NEMOURS & CO  COM             263534109    7,335   149,200 SH       SOLE                  149,200      0    0
EASTMAN CHEM CO              COM             277432100    9,384   134,300 SH       SOLE                  134,300      0    0
EOG RES INC                  COM             26875P101   31,800   248,300 SH       SOLE                  248,300      0    0
EQT CORP                     COM             26884L109   20,413   301,300 SH       SOLE                  301,300      0    0
FLUOR CORP NEW               COM             343412102    8,285   124,900 SH       SOLE                  124,900      0    0
FMC TECHNOLOGIES INC         COM             30249U101   11,580   212,900 SH       SOLE                  212,900      0    0
FORUM ENERGY TECHNOLOGIES IN COM             34984V100    1,680    58,400 SH       SOLE                   58,400      0    0
GOODRICH PETE CORP           COM NEW         382410405      290    18,500 SH       SOLE                   18,500      0    0
GULFMARK OFFSHORE INC        CL A NEW        402629208      249     6,400 SH       SOLE                    6,400      0    0
GULFPORT ENERGY CORP         COM NEW         402635304    2,227    48,600 SH       SOLE                   48,600      0    0
HALCON RES CORP              COM NEW         40537Q209    1,190   152,800 SH       SOLE                  152,800      0    0
HALLIBURTON CO               COM             406216101   27,661   684,500 SH       SOLE                  684,500      0    0
HELMERICH & PAYNE INC        COM             423452101    8,722   143,695 SH       SOLE                  143,695      0    0
HERCULES OFFSHORE INC        COM             427093109    8,891 1,198,300 SH       SOLE                1,198,300      0    0
HESS CORP                    COM             42809H107   23,066   322,100 SH       SOLE                  322,100      0    0
HORNBECK OFFSHORE SVCS INC N COM             440543106      497    10,700 SH       SOLE                   10,700      0    0
KODIAK OIL & GAS CORP        COM             50015Q100    1,213   133,400 SH       SOLE                  133,400      0    0
KOSMOS ENERGY LTD            SHS             G5315B107    4,488   397,200 SH       SOLE                  397,200      0    0
LAREDO PETE HLDGS INC        COM             516806106    1,825    99,800 SH       SOLE                   99,800      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100    4,513    71,300 SH       SOLE                   71,300      0    0
MARATHON OIL CORP            COM             565849106   19,585   580,800 SH       SOLE                  580,800      0    0
MARATHON PETE CORP           COM             56585A102   14,611   163,065 SH       SOLE                  163,065      0    0
MASTEC INC                   COM             576323109    2,597    89,100 SH       SOLE                   89,100      0    0
NATIONAL OILWELL VARCO INC   COM             637071101   11,002   155,500 SH       SOLE                  155,500      0    0
NEXTERA ENERGY INC           COM             65339F101    1,220    15,700 SH       SOLE                   15,700      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103    6,230   163,300 SH       SOLE                  163,300      0    0
NOBLE ENERGY INC             COM             655044105   21,265   183,854 SH       SOLE                  183,854      0    0
PATTERSON UTI ENERGY INC     COM             703481101      250    10,500 SH       SOLE                   10,500      0    0
PG&E CORP                    COM             69331C108   10,932   245,500 SH       SOLE                  245,500      0    0
PHILLIPS 66                  COM             718546104    6,521    93,200 SH       SOLE                   93,200      0    0
PINNACLE WEST CAP CORP       COM             723484101    1,528    26,400 SH       SOLE                   26,400      0    0
PIONEER NAT RES CO           COM             723787107    3,355    27,000 SH       SOLE                   27,000      0    0
PPG INDS INC                 COM             693506107    4,085    30,500 SH       SOLE                   30,500      0    0
PUBLIC SVC ENTERPRISE GROUP  COM             744573106    3,172    92,365 SH       SOLE                   92,365      0    0
QUANTA SVCS INC              COM             74762E102      989    34,600 SH       SOLE                   34,600      0    0
ROSETTA RESOURCES INC        COM             777779307    5,534   116,300 SH       SOLE                  116,300      0    0
ROWAN COMPANIES PLC          SHS CL A        G7665A101      318     9,000 SH       SOLE                    9,000      0    0
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206   41,689   639,800 SH       SOLE                  639,800      0    0
SCANA CORP NEW               COM             80589M102    2,957    57,800 SH       SOLE                   57,800      0    0
SHERWIN WILLIAMS CO          COM             824348106    2,128    12,600 SH       SOLE                   12,600      0    0
SM ENERGY CO                 COM             78454L100   23,010   388,550 SH       SOLE                  388,550      0    0
SOUTHWESTERN ENERGY CO       COM             845467109    1,435    38,500 SH       SOLE                   38,500      0    0
SUNCOR ENERGY INC NEW        COM             867224107   51,086 1,702,300 SH       SOLE                1,702,300      0    0
SUPERIOR ENERGY SVCS INC     COM             868157108    6,560   252,600 SH       SOLE                  252,600      0    0
TARGA RES CORP               COM             87612G101    4,886    71,900 SH       SOLE                   71,900      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
TRANSCANADA CORP             COM             89353D107   22,980   482,200 SH       SOLE                  482,200      0    0
TRANSOCEAN LTD               REG SHS         H8817H100   35,748   688,000 SH       SOLE                  688,000      0    0
U S SILICA HLDGS INC         COM             90346E103    5,633   238,900 SH       SOLE                  238,900      0    0
ULTRA PETROLEUM CORP         COM             903914109    2,971   147,800 SH       SOLE                  147,800      0    0
URS CORP NEW                 COM             903236107    1,617    34,100 SH       SOLE                   34,100      0    0
WILLIAMS COS INC DEL         COM             969457100   16,872   450,400 SH       SOLE                  450,400      0    0